Export Prepayment Agreement (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 18, 2023	Dec. 13, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 16, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Export Prepayment Agreement
Accrued interests and fees							$ 10,194
upfront fee				$ 3,665
Export prepayment agreement
Export Prepayment Agreement
Export prepayment agreement, face amount		$ 100,000,000
Basis of variable rate		12 month Bloomberg short-term bank yield index “BSBY” plus 6.95%
Spread on variable rate			6.95%				6.95%
Amount disbursed by company		$ 60,000,000			$ 20,000,000	$ 40,000,000
Amount withheld based on term of interest payable			12 months
Percentage of net cash generated from operating activities plus net cash generated from investing activities used towards principal repayments			50.00%
Repayment term after first and third quarters	48 days
Spodumene price			3,200
Pari Passu with Permitted Indebtedness			$ 100,000,000
Collateral on equipment to the BDMG finance			$ 3,084,000
Percentage of voting equity interests acquired			100.00%				100.00%
First anniversary | Export prepayment agreement
Export Prepayment Agreement
Early prepayment premium percentage				4.00%
After first anniversary | Export prepayment agreement
Export Prepayment Agreement
Early prepayment premium percentage				1.00%
End of forth anniversary | Export prepayment agreement
Export Prepayment Agreement
Early prepayment premium percentage				1.00%